Property, plant and equipment - Movements in impairment of PP&E (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in impairment of PP&E
Property, plant and equipment at beginning of period	$ 23,165	$ 17,963
Additions	(316)	(383)	$ (199)
Property, plant and equipment at end of period	28,538	23,165	17,963
PP&E without materials | Accumulated impairment
Movements in impairment of PP&E
Property, plant and equipment at beginning of period	(282)	(203)
Additions	(234)	(367)
Uses	211	288
Property, plant and equipment at end of period	$ (305)	$ (282)	$ (203)